Sep. 29, 2017

American Beacon ARK Transformational Innovation Fund

Supplement dated September 27, 2017
to the
Prospectus and Summary Prospectus dated January 27, 2017, as previously supplemented or amended

During the fiscal year ended June 30, 2017, the Fund invested in a Delaware statutory trust ("Bitcoin Investment Trust") that invests principally in bitcoins. The Fund has contributed its holdings in the Bitcoin Investment Trust (accounting for less than 10% of the value of its total assets) to a wholly owned subsidiary organized under Delaware law (the "Delaware Subsidiary"). In the future, the Fund will seek to gain additional exposure to the Bitcoin Investment Trust by investing up to 25% of the value of its total assets (less the percentage of that value invested in the Delaware Subsidiary) in a wholly owned subsidiary organized under the laws of the Cayman Islands. Therefore, effective as of the date of this supplement, the following changes are made:

1)	In the "Fund Summary - American Beacon ARK Transformational Innovation Fund - Principal Investment Strategies" section, the following is added following the eighth paragraph:

The Fund may invest indirectly in bitcoins through a Delaware statutory trust, which issues shares that are registered with the Securities and Exchange Commission under the Securities Act of 1933 ("Bitcoin Investment Trust"). Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the "Bitcoin Network") that hosts a public transaction ledger where bitcoin transfers are recorded (the "Blockchain"). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Bitcoin Investment Trust invests principally in bitcoins.

The Fund recently contributed its holdings in the Bitcoin Investment Trust (accounting for less than 10% of the value of its total assets) to a wholly owned subsidiary organized under Delaware law (the "Delaware Subsidiary") in a transaction that qualified as a tax-free transfer of property to a controlled corporation. The Delaware Subsidiary will not make any additional investment in Bitcoin Investment Trust shares. Any gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Investment Trust shares will be subject to federal corporate income tax, but the dividends that the Delaware Subsidiary pays to the Fund (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary, such as its management and advisory fees) will be qualifying income for purposes of a source-of-income requirement set forth in Subchapter M of Chapter 1 of Subtitle A ("Subchapter M") of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), and will be eligible to be treated as "qualified dividend income" under the Internal Revenue Code. The Manager will reimburse the Fund for any tax liability incurred by the Delaware Subsidiary in connection with the sale of those shares of the Bitcoin Investment Trust by the Delaware Subsidiary.

In the future, the Fund will seek to gain additional exposure to the Bitcoin Investment Trust and other investments that may not produce qualifying income for the Fund under the Internal Revenue Code, including, potentially, other pooled investment vehicles that provide exposure to digital commodities, by investing up to 25% of the value of its total assets (less the percentage of that value invested in the Delaware Subsidiary) in a wholly owned subsidiary recently organized under the laws of the Cayman Islands (the "Cayman Subsidiary"). The Delaware Subsidiary and the Cayman Subsidiary each referred to herein as a "Subsidiary". Additional information regarding the tax treatment of the Fund and the Subsidiaries is provided in the "Tax Information" section of the SAI.

Generally, each Subsidiary invests primarily in the Bitcoin Investment Trust, but also may, potentially, invest in other pooled investment vehicles that provide exposure to digital commodities. The Fund will invest in each Subsidiary within the limitations of the federal tax law, rules and regulations that apply to "regulated investment companies" under Subchapter M ("RICs"). Unlike the Fund, the Subsidiaries may invest without limitation in the Bitcoin Investment Trust and other pooled investment vehicles that provide exposure to digital commodities. However, the Fund and the Subsidiaries comply with the same fundamental investment restrictions on an aggregate basis, and each Subsidiary follows the same compliance policies and procedures as the Fund, to the extent those restrictions, policies and procedures are applicable to the investment activities of a Subsidiary. Unlike the Fund, each Subsidiary does not, and will not, seek to qualify as a RIC. The Fund is the sole shareholder of each Subsidiary and does not expect shares of a Subsidiary to be offered or sold to other investors.

2)	In the "Fund Summary - American Beacon ARK Transformational Innovation Fund - Principal Risks " section, the following is added following "Asset Selection Risk":

Bitcoin Risk
The value of the Fund's investment in the Bitcoin Investment Trust through the Subsidiaries is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges ("Bitcoin Exchanges"). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund's indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Fund's indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

3)	In the "Fund Summary - American Beacon ARK Transformational Innovation Fund - Principal Risks" section, the following is added following "Small and Mid-Capitalization Companies Risk":

Subsidiaries Risk
By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiaries' investments. Those investments are generally similar to the investments that are permitted to be held by the Fund (and in which it has invested directly in the past) and are subject to the same risks that would apply to similar investments if held directly by the Fund. These risks are described in "Bitcoin Risk" above. There can be no assurance that the investment objective of the Fund or either Subsidiary will be achieved.

The Subsidiaries are not registered under the Investment Company Act of 1940, as amended ("Investment Company Act") and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States, Delaware, and/or the Cayman Islands could result in the inability of the Fund and/or one or both of the Subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect the Fund's performance.

Tax Risk
To qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from "qualifying income," which is described in more detail under the "Tax Information" section of the SAI. Income derived from investment in the Bitcoin Investment Trust might not be considered qualifying income. To eliminate the risk of failing to qualify as a RIC for current and future taxable years as a result of investing in the Bitcoin Investment Trust, the Fund will therefore restrict its income and realized gains from direct investments in the Bitcoin Investment Trust to a maximum of 10% of its gross income for each taxable year -- the income and realized gains the Subsidiaries derive therefrom will not be included for this purpose if they are operated as contemplated. The dividends the Delaware Subsidiary pays to the Fund and distributions the Cayman Subsidiary makes to the Fund should be qualifying income. The Fund's investment in the Cayman Subsidiary is expected to provide the Fund with exposure to the Bitcoin Investment Trust and, potentially, other pooled investment vehicles that provide exposure to digital commodities within the limitations of the federal tax requirements of Subchapter M.

The Internal Revenue Service ("IRS") issued a large number of private letter rulings (which the Fund may not cite as precedent) from 2006 through 2011 that income a RIC derives from a wholly owned foreign subsidiary (a "controlled foreign corporation" or "CFC") (such as the Cayman Subsidiary) that earns income derived from commodities -- the IRS has ruled that bitcoin is "property," which thus could be considered a commodity -- is qualifying income. However, proposed Treasury regulations published on September 28, 2016, would limit qualifying income for a RIC from a CFC to distributions the CFC makes to the RIC out of its associated earnings and profits for the applicable taxable year. Although the Fund currently expects to receive distributions from the Cayman Subsidiary out of such earnings and profits each taxable year, if in one or more taxable years the Fund did not receive distributions thereof (or received less than all of same) or the IRS concludes that the amounts it did receive were not "distributions" for federal income tax purposes, the Fund might have difficulty in those years satisfying the source-of-income requirement to qualify as a RIC. Additional information regarding the federal income tax treatment by a RIC of income from a CFC is included in the "Tax Information" section of the SAI. The federal income tax treatment of the Fund's income from the Cayman Subsidiary may be materially adversely affected by future legislation, the final version of the abovementioned proposed regulations or of other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M, or otherwise materially affect the character, timing or recognition, and/or amount of the Fund's taxable income and/or net capital gains and, therefore, the distributions the Fund makes.